Summary of Stock Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares issuable under options
Shares issuable under options, beginning balance	591,427	916,094	440,301
Shares issuable under options, granted	718,903	7,961	475,793
Shares issuable under options, exercised		(16,069)
Shares issuable under options, forfeited		(316,559)
Shares issuable under options, ending balance	1,310,330	591,427	916,094	440,301
Shares issuable under options, options vested and expected to vest	1,310,330
Shares issuable under options, options exercisable	657,317
Weighted-average exercise price
Weighted-average exercise price, beginning balance	$ 1.00	$ 1.19	$ 0.75
Weighted-average exercise price, granted	$ 2.64	$ 1.57	$ 1.57
Weighted-average exercise price, exercised		$ 0.88
Weighted-average exercise price, forfeited		$ 1.57
Weighted-average exercise price, ending balance	$ 1.88	$ 1.00	$ 1.19	$ 0.75
Weighted-average exercise price, options vested and expected to vest	$ 1.88
Weighted-average exercise price, options exercisable	$ 1.26
Weighted-average remaining contractual life
Weighted-average remaining contractual life	7 years 9 months 18 days	7 years 1 month 6 days	8 years 8 months 12 days	8 years 6 months
Weighted-average remaining contractual life, options vested and expected to vest	7 years 9 months 18 days
Weighted-average remaining contractual life, options exercisable	6 years 7 months 6 days
Aggregate intrinsic value
Aggregate intrinsic value, beginning balance	$ 342	$ 354		$ 216
Aggregate intrinsic value, ending balance	10,185	342	354
Aggregate intrinsic value, options vested and expected to vest	10,185
Aggregate intrinsic value, options exercisable	$ 5,543